Intangible assets and goodwill (Details Textual)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets And Goodwill [Line Items]
Discount rate applied to cash flow projections	9.80%
Period Over Which Management Has Projected Cash Flows	5 years
Intangible assets and goodwill [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Discount rate applied to cash flow projections	8.04%
Period Over Which Management Has Projected Cash Flows	5 years